Long Term Debt (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified												6 Months Ended				6 Months Ended				6 Months Ended			6 Months Ended							1 Months Ended
	Jul. 25, 2007	Jun. 30, 2011 Minimum LIBOR Amended and Restated Credit Agreement	Jun. 30, 2011 Minimum LIBOR Third Amended And Restated Credit Agreement	Jun. 30, 2011 LIBOR Amended and Restated Credit Agreement Maximum	Jun. 30, 2011 LIBOR Third Amended And Restated Credit Agreement Maximum	Jun. 30, 2011 Prime Rate or Federal Funds Rate Amended and Restated Credit Agreement	Jun. 30, 2011 Prime Rate or Federal Funds Rate Third Amended And Restated Credit Agreement	Jun. 30, 2011 Minimum Three Month LIBOR Amended and Restated Credit Agreement	Jun. 30, 2011 Three Month LIBOR Amended and Restated Credit Agreement Maximum	Jun. 30, 2011 One Month LIBOR Third Amended And Restated Credit Agreement	Jun. 30, 2011 UNITED STATES Letter of Credit Third Amended And Restated Credit Agreement	Jun. 30, 2011 Letter of Credit Amended and Restated Credit Agreement	Jun. 30, 2011 Letter of Credit Third Amended And Restated Credit Agreement	Jun. 30, 2011 Minimum UNITED STATES Amended and Restated Credit Agreement	Jun. 30, 2011 Minimum CANADA Amended and Restated Credit Agreement	Jun. 30, 2011 Minimum Amended and Restated Credit Agreement	Jun. 30, 2011 UNITED STATES Amended and Restated Credit Agreement	Jun. 30, 2011 CANADA Amended and Restated Credit Agreement	Jun. 30, 2011 Amended and Restated Credit Agreement	Jun. 30, 2011 Amended and Restated Credit Agreement Maximum	Jun. 30, 2011 Minimum Third Amended And Restated Credit Agreement	Jun. 30, 2011 UNITED STATES Third Amended And Restated Credit Agreement	Jun. 30, 2011 CANADA Third Amended And Restated Credit Agreement	Jun. 30, 2011 Third Amended And Restated Credit Agreement	Jun. 30, 2011 Third Amended And Restated Credit Agreement Maximum	Jun. 30, 2011 Second Amended And Restated Credit Agreement	Jun. 30, 2011 First Amendment	Jun. 30, 2011 Second Amendment	Jun. 30, 2011 Third Amendment	Dec. 06, 2006 Senior Notes 8.0 Percent Due December 15, 2016
Debt Instrument [Line Items]
Revolving credit facility																	$ 225,000	$ 15,000
Maturity date of credit facility																	2011-12	2011-12
Revolving credit facility, additional financing														25,000	5,000					75,000
Debt instrument, margin rate		3.75%	2.25%	4.25%	3.00%	0.50%	0.50%	1.00%	3.50%	1.00%											1.25%				2.00%
Debt instrument, margin rate if an event of default																			4.25%				2.00%
Interest payable on a quarterly basis beginning date																							Jun. 30, 2011
Debt instrument, additional margin rate if an event of default																			2.00%
Unused commitment fees percentage																0.50%				1.00%	0.375%			0.50%	0.50%
Weighted average interest rate associated with unused commitments per annum																								0.96%
Maximum fixed charge coverage ratio																			1.10
Minimum fixed charge coverage ratio																			1.00
Ratio covenant lower limit																			50,000
Amended and Restated Credit Agreement Date																								Jun. 13, 2011		Dec. 06, 2006	Jun. 29, 2007	Oct. 09, 2007	Oct. 13, 2009
Revolving credit facility amended borrowing capacity																						300,000
Percentage of stock of foreign subsidiaries pledged under Amended Credit Agreement																						66.00%
Increase in credit facility, per commitment																					50,000
Aggregate increase in credit facility																									150,000
Total debt leverage ratio																					4.00
Senior leverage ratio																					2.50
Consolidated interest coverage ratio																									2.75
Letters of credit outstanding amount																						22,278
Line of credit facility, commitment fee percentage											1.67%
Line of credit facility, commitment fee percentage, calculated using 360 - day provision												3.75%
Line of credit facility, weighted average interest rate													3.55%
Revolving credit facility, remaining borrowing capacity																								277,722
Deferred financing cost																								2,567
Senior notes, face value																														$ 650,000
Senior notes, interest rate																														8.00%
Senior notes, maturity period																														10 years
Senior notes, maturity date																														Dec. 15, 2016
Senior notes, call price before December 15,2011																														100.00%
Senior notes, call feature																														We have the option to redeem all or part of these notes on or after December 15, 2011. Additionally, we may redeem some or all of the notes prior to December 15, 2011 at a price equal to 100% of the principal amount of the notes plus a make-whole premium.
Percentage of notes exchanged by holders for publicly traded notes	100.00%